Other Assets (Tables)	12 Months Ended
Jan. 31, 2023
Text block [abstract]
Summary of Other Assets
The Company’s other assets were as follows, as at:

	January 31, 2023	January 31, 2022

Prepaids	$45.3	$36.1
Deferred financing cost	4.9	4.1
Other [a]	19.8	102.8
Total other assets	$70.0	$143.0
Current	66.7	140.1
Non-current	3.3	2.9
Total other assets	$70.0	$143.0